Basis of Presentation and Basis of Consolidation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Basis Of Presentation And Basis Of Consolidation [Abstract]
Profit (loss)	$ 443,828	$ (115,374)	$ (249,758)